S000094440 [Member] N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WASATCH FUNDS TRUST
Entity Central Index Key	0000806633
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2025
Prospectus Date	Oct. 01, 2025